Condensed Statement of Cash Flows - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2016
OPERATING ACTIVITIES
Net loss	$ (13,153)	$ (14,715)
Adjustments to reconcile net loss to net cash used in operating activities:
Expenses paid by stockholder on behalf of the Company		11,973
Interest incurred on due to related party	180	180
Expenses paid by stockholder and contributed as capital		1,562
Changes in operating assets and liabilities
Accrued liabilities		1,000
Net Cash Provided by (Used in) Operating Activities		0
NET INCREASE (DECREASE) IN CASH		0
CASH AT BEGINNING OF PERIOD		0
CASH AT END OF PERIOD	$ 0	0
SUPPLEMENTAL DISCLOSURES:
CASH PAID FOR: Interest		0
CASH PAID FOR: Income taxes		$ 0